Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Assets
Cash & cash equivalents	$ 642,760	$ 123,040
Accounts receivable, net of allowance for doubtful accounts of $10,430 and $10,113 at June 30, 2014 and December 31, 2013, respectively	142,011	140,525
Inventories	80,511	89,618
Prepaid expenses & other current assets	24,262	30,269
Total current assets	889,544	383,452
Property, plant & equipment, net	133,641	136,166	[1]	100,391	[1]
Goodwill	1,004,354	989,808
Intangible assets, net	699,443	720,302
Other assets	39,707	30,426
Total assets	2,766,689	2,260,154	[1]	1,233,917	[1]
Liabilities & Stockholders' Equity
Accounts payable	56,990	56,156
Accrued salaries, wages and employee benefits	17,136	22,656
Current installments of long-term debt	7,953	7,958
Accrued income taxes payable	3,434	6,669
Accrued expenses and other current liabilities	29,812	26,234
Total current liabilities	115,325	119,673
Long-term debt	740,497	744,291
Long-term retirement benefits, less current portion	23,812	25,129
Long-term deferred income taxes	166,298	169,800		49,411
Long-term contingent consideration	58,600	34,800
Other long-term liabilities	35,956	30,387
Total liabilities	1,140,488	1,124,080
Redeemable 401(k) plan interest		20,972
Stockholders' Equity
Preferred shares (2,000,000 designated as Series A), 5,000,000 shares authorized, 2,000,000 shares issued and outstanding at June 30, 2014 and December 31, 2013, respectively	20
Common shares, $0.01 par value (effective January 23, 2014), 400,000,000 shares authorized, 137,290,980 and 103,571,941 shares issued and outstanding at June 30, 2014 and December 31, 2013, respectively	1,353
Additional paid-in capital	1,703,483	1,212,038
Accumulated deficit	(202,016)	(194,222)
Accumulated other comprehensive income	24,372	1,265
Total stockholders equity	1,527,212	1,019,081
Non-controlling interests	98,989	96,021
Total equity	1,626,201	1,115,102
Total liabilities, redeemable 401(k) plan interest and stockholders' equity	$ 2,766,689	$ 2,260,154

[1]	Long-lived assets represent property, plant and equipment, net.